BUSINESS COMBINATIONS - Unaudited Pro Forma Consolidated Financial Information (Details) - Obagi and Milk Business Combinations $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Pro forma net revenue	$ 200,547
Pro forma net loss	(86,930)
Less: Pro forma net loss attributable to noncontrolling interest	(25,140)
Pro forma net loss attributable to Waldencast plc	$ (61,790)